Revenue & other operating income (Tables)	6 Months Ended
Jun. 30, 2020
Revenue & other operating income
Schedule of revenue

	Six Months Ended
	June 30,
(in thousands of €)	2020	2019
Upfront payments	€18,680	€8,615
Janssen	18,383	6,625
AbbVie	264	472
Agomab	—	1,498
Other	33	20
Milestone payments	1,833	26,135
Janssen	1,438	—
AbbVie	378	26,125
Other	17	10
Research and development service fees	1,875	8,782
Janssen	1,805	8,684
Other	70	98
Total revenue	€22,388	€43,532